                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:    December 31, 2004
                                               -------------------------


Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.): [ ]  is a restatement.
                                       [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hocky Management Company, LLC
              ---------------------------------------
Address:      100 South Bedford Road, Suite 110
              ---------------------------------------
              Mt. Kisco, NY 10549
              ---------------------------------------


Form 13F File Number:  28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sachs
Title:   Managing Member
Phone:   (914) 244-4100

Signature, Place, and Date of Signing:

     /S/ DAVID SACHS           MT. KISCO, NEW YORK          JANUARY 27, 2005
     ---------------           -------------------          ----------------
      [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                 0
                                          -------------

Form 13F Information Table Entry Total:           32
                                          -------------

Form 13F Information Table Value Total:     $260,815
                                          -------------
                                           (thousands)




List of Other Included Managers:

None


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
NAME OF ISSUER                       TITLE OF CLASS    CUSIP           MARKET VALUE       SHARES/PRN AMT  SH/PRN   PUT
                                                                          * 1000                                   /CALL
AMERICAN INTERNATIONAL GROUP         COMMON STOCK      026874107               13134               200000 SH
AMERICAN INTERNATIONAL GROUP         CALL              026874107                3284                50000 SH       CALL
BAXTER INTERNATIONAL INC             COMMON STOCK      071813109                9844               285000 SH
DST SYSTEMS INC-DEL                  COMMON STOCK      233326107               14229               273000 SH
***DIAGEO PLC-SPONSORED ADR          COMMON STOCK      25243Q205               10731               185400 SH
FIRST ACCEPTANCE CORP                COMMON STOCK      318457108                8960              1000000 SH
FLOWSERVE CORP                       COMMON STOCK      34354P105                7893               286600 SH
***FOMENTO ECONOMICO MEXICANO        COMMON STOCK      344419106                8628               164000 SH
FOOT LOCKER INC                      COMMON STOCK      344849104                7309               271400 SH
GTECH HOLDINGS CORP                  COMMON STOCK      400518106               11021               424700 SH
IAC/INTERACTIVECORP                  COMMON STOCK      44919P102                2072                75007 SH
INTERMUNE INC                        COMMON STOCK      45884X103                5967               450000 SH
J P MORGAN CHASE & CO                COMMON STOCK      46625H100               11703               300000 SH
JARDEN CORPORATION                   COMMON STOCK      471109108                5647               130000 SH
KROGER CO                            COMMON STOCK      501044101                1544                88000 SH
LIBERTY MEDIA CORP SER A NEW         COMMON STOCK      530718105                7514               684377 SH
LIBERTY MEDIA INTL INC               COMMON STOCK      530719103                4679               101219 SH
LOWES CO INC                         COMMON STOCK      548661107                7792               135300 SH
NBTY INC                             COMMON STOCK      628782104                9957               414700 SH
NALCO HOLDING COMPANY                COMMON STOCK      62985Q101               10736               550000 SH
NEXTEL COMMUNICATIONS INC-CL A       COMMON STOCK      65332V103                5742               191400 SH
OFFICEMAX INCORPORATED               COMMON STOCK      67622P101                6464               206000 SH
OMNICARE INC                         COMMON STOCK      681904108                3600               104000 SH
PMI GROUP INC                        COMMON STOCK      69344M101                8605               206100 SH
PAXAR CORP                           COMMON STOCK      704227107               10400               469100 SH
PERFORMANCE FOOD GROUP CO            COMMON STOCK      713755106                8063               299633 SH
REWARDS NETWORK INC                  COMMON STOCK      761557107                2811               401500 SH
SPORTS AUTHORITY INC                 COMMON STOCK      84917U109                9280               360400 SH
TIFFANY & CO NEW                     COMMON STOCK      886547108                8152               255000 SH
***TYCO INTERNATIONAL LTD            COMMON STOCK      902124106               23417               655200 SH
UNITEDGLOBALCOM                      COMMON STOCK      913247508                1092               113000 SH
XEROX CORP                           COMMON STOCK      984121103               10546               620000 SH

                                                                              260815
NAME OF ISSUER                           INVESTMENT     MANAGERS           SOLE         SHARED      NONE
                                         DISCRETION
AMERICAN INTERNATIONAL GROUP             SOLE                              189300                    10700
AMERICAN INTERNATIONAL GROUP             SOLE                               47400                     2600
BAXTER INTERNATIONAL INC                 SOLE                              269600                    15400
DST SYSTEMS INC-DEL                      SOLE                              257300                    15700
***DIAGEO PLC-SPONSORED ADR              SOLE                              175200                    10200
FIRST ACCEPTANCE CORP                    SOLE                              949097                    50903
FLOWSERVE CORP                           SOLE                              271200                    15400
***FOMENTO ECONOMICO MEXICANO            SOLE                              155100                     8900
FOOT LOCKER INC                          SOLE                              257000                    14400
GTECH HOLDINGS CORP                      SOLE                              402000                    22700
IAC/INTERACTIVECORP                      SOLE                               75007
INTERMUNE INC                            SOLE                              426100                    23900
J P MORGAN CHASE & CO                    SOLE                              283500                    16500
JARDEN CORPORATION                       SOLE                              122000                     8000
KROGER CO                                SOLE                               88000
LIBERTY MEDIA CORP SER A NEW             SOLE                              657298                    27079
LIBERTY MEDIA INTL INC                   SOLE                               96389                     4830
LOWES CO INC                             SOLE                              128300                     7000
NBTY INC                                 SOLE                              391700                    23000
NALCO HOLDING COMPANY                    SOLE                              521400                    28600
NEXTEL COMMUNICATIONS INC-CL A           SOLE                              180800                    10600
OFFICEMAX INCORPORATED                   SOLE                              195000                    11000
OMNICARE INC                             SOLE                               98400                     5600
PMI GROUP INC                            SOLE                              195500                    10600
PAXAR CORP                               SOLE                              443500                    25600
PERFORMANCE FOOD GROUP CO                SOLE                              283000                    16633
REWARDS NETWORK INC                      SOLE                              378400                    23100
SPORTS AUTHORITY INC                     SOLE                              341000                    19400
TIFFANY & CO NEW                         SOLE                              241200                    13800
***TYCO INTERNATIONAL LTD                SOLE                              620700                    34500
UNITEDGLOBALCOM                          SOLE                              107000                     6000
XEROX CORP                               SOLE                              586300                    33700

                                         No. of Other              0